UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2002
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/27/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  76
                                                 --------------------

Form 13F Information Table Value Total:                $171,542
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                        Form 13F INFORMATION TABLE


AUTHORITY         TITLE OF VALUE    SHARES/  SH/ PUT/         INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSURER   CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DSCRETIN  MGRS   SOLE SHRD NONE
---------------   -----    -----    -------  ------- -------- --------  ----   ---- ---- ----
AOL Time Warner                COM              887317105     2,382  100,731 SH       SOLE        NONE     100%
Abbott Labs                    COM              002824100     1,411   26,838 SH       SOLE        NONE     100%
American Express               COM              025816109       457   11,155 SH       SOLE        NONE     100%
American Intl. Group           COM              026874107     2,021   28,018 SH       SOLE        NONE     100%
American Standard Co           COM              029712106     1,891   26,725 SH       SOLE        NONE     100%
Amgen Inc                      COM              031162100     2,194   36,765 SH       SOLE        NONE     100%
Anadarko Petro                 COM              032511107     2,055   36,415 SH       SOLE        NONE     100%
Bank of America Corp           COM              060505104     2,800   41,168 SH       SOLE        NONE     100%
Bear Stearns Co.               COM              073902108     2,784   44,372 SH       SOLE        NONE     100%
BJS Wholesale Club             COM              05548j106     3,422   76,550 SH       SOLE        NONE     100%
Camden Property Trust          COM              133131102     1,571   40,150 SH       SOLE        NONE     100%
Charter Communications         COM              16117M107     2,980  263,975 SH       SOLE        NONE     100%
ChevronTexaco Corp             COM              166764100     1,056   11,701 SH       SOLE        NONE     100%
Cisco Systems Inc              COM              17275r102       735   43,443 SH       SOLE        NONE     100%
Citigroup                      COM              172967101     4,520   91,271 SH       SOLE        NONE     100%
Colonial Properties            COM              195872106     3,885  112,785 SH       SOLE        NONE     100%
Comcast Class A                COM              200300200     3,545  111,485 SH       SOLE        NONE     100%
Commercial Net Lease           COM              202218103     1,365   97,755 SH       SOLE        NONE     100%
Convergys Corp                 COM              212485106     4,223  142,830 SH       SOLE        NONE     100%
CSG Systems                    COM              126349109     3,780  132,757 SH       SOLE        NONE     100%
Developers Diversified         COM              251591103     2,328  110,840 SH       SOLE        NONE     100%
Duke-Weeks Realty              COM              264411505     3,320  127,705 SH       SOLE        NONE     100%
El Paso Corp                   COM              283905107     4,780  108,554 SH       SOLE        NONE     100%
Electronics For Imaging        COM              286082102       309   16,900 SH       SOLE        NONE     100%
EMC Corp                       COM              268648102     1,083   90,850 SH       SOLE        NONE     100%
Expeditors Inc                 COM              302130109       482    7,900 SH       SOLE        NONE     100%
Express Scripts                COM              302182100     5,831  101,255 SH       SOLE        NONE     100%
Fannie Mae                     COM              313586109     3,708   46,422 SH       SOLE        NONE     100%
First Industrial Realty        COM              32054K103     4,269  124,650 SH       SOLE        NONE     100%
Freddie Mac                    COM              313400301     1,191   18,800 SH       SOLE        NONE     100%
Gables Residential             COM              362418105     2,133   68,380 SH       SOLE        NONE     100%
General Electric               COM              369604103     2,947   78,683 SH       SOLE        NONE     100%
Halliburton Co                 COM              406216101       313   18,325 SH       SOLE        NONE     100%
Hewlett - Packard              COM              428236103       924   51,125 SH       SOLE        NONE     100%
Highwoods Property             COM              431284108     4,125  146,855 SH       SOLE        NONE     100%
Home Depot                     COM              437076102       712   14,638 SH       SOLE        NONE     100%
Honeywell Int'l                COM              438516106       576   15,045 SH       SOLE        NONE     100%
Int'l Business Mach.           COM              459200101     3,352   32,226 SH       SOLE        NONE     100%
J.P. Morgan Chase              COM              46625H100     3,026   84,868 SH       SOLE        NONE     100%
Jabil Circuit, Inc.            COM              466313103       221    9,382 SH       SOLE        NONE     100%
Johnson & Johnson              COM              478160104     4,279   65,886 SH       SOLE        NONE     100%
KeyCorp                        COM              493267108       453   17,000 SH       SOLE        NONE     100%
Kroger Co.                     COM              501044101       268   12,110 SH       SOLE        NONE     100%
Lehman Brothers                COM              524908100     2,273   35,170 SH       SOLE        NONE     100%
Liberty Media Corp             COM              001957208     1,187   93,896 SH       SOLE        NONE     100%
Liberty Property Trust         COM              531172104     3,568  110,630 SH       SOLE        NONE     100%
Lilly (Eli) & Co.              COM              532457108     3,155   41,400 SH       SOLE        NONE     100%
Lowe's Companies               COM              548661107       234    5,370 SH       SOLE        NONE     100%
MGIC Investment Corp           COM              552848103     3,881   56,710 SH       SOLE        NONE     100%
Macerich                       COM              554382101     3,494  115,880 SH       SOLE        NONE     100%
Mack-Cali Realty Corp          COM              554489104     4,280  123,415 SH       SOLE        NONE     100%
Masco Corp.                    COM              574599106     1,006   36,650 SH       SOLE        NONE     100%
Men's Wearhouse                COM              587118100     3,630  155,444 SH       SOLE        NONE     100%
Merck & Co.                    COM              589331107       648   11,250 SH       SOLE        NONE     100%
Merrill Lynch Inc.             COM              590188108     2,118   38,250 SH       SOLE        NONE     100%
Mirant Corp                    COM              604675108     2,691  186,250 SH       SOLE        NONE     100%
Motorola Inc.                  COM              620076109       322   22,650 SH       SOLE        NONE     100%
Nokia Corp                     COM              654902204     1,546   74,561 SH       SOLE        NONE     100%
Oracle Systems                 COM              68389X105     1,118   87,632 SH       SOLE        NONE     100%
PMI Group                      COM              69344M101     5,063   66,835 SH       SOLE        NONE     100%
Pepsico Inc.                   COM              713448108     3,797   73,720 SH       SOLE        NONE     100%
Pfizer Inc                     COM              717081103     6,323  159,097 SH       SOLE        NONE     100%
Pharmacia Corp                 COM              717134102       424    9,400 SH       SOLE        NONE     100%
Procter & Gamble               COM              742718109       261    2,900 SH       SOLE        NONE     100%
Prudential Financial           COM              744320102       913   29,400 SH       SOLE        NONE     100%
Royal Dutch Shell              COM              780257804       576   10,600 SH       SOLE        NONE     100%
Schering-Plough                COM              806605101     1,481   47,304 SH       SOLE        NONE     100%
Simon Property Group           COM              828806109     3,495  107,124 SH       SOLE        NONE     100%
Sun Microsystems               COM              866810203       935  105,984 SH       SOLE        NONE     100%
Sungard Data Systems           COM              867363103     3,026   91,755 SH       SOLE        NONE     100%
Teleflex                       COM              879369106     2,861   52,328 SH       SOLE        NONE     100%
TJX Companies Inc              COM              872540109       200    5,000 SH       SOLE        NONE     100%
Tyco Intl Ltd                  COM              902124106     4,394  135,953 SH       SOLE        NONE     100%
U.S. Bancorp                   COM              902973304       918   40,671 SH       SOLE        NONE     100%
Wells Fargo                    COM              949746101     1,485   30,069 SH       SOLE        NONE     100%
WorldCom Group                 COM              98157D106       532   78,895 SH       SOLE        NONE     100%